CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2024
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
Within the partnership’s infrastructure services segment, the partnership had $726 million in contractual commitments for capital expenditures over the next 2 years in the form of shipbuilding contracts at the partnership’s offshore oil services as at December 31, 2024. The capital expenditures relate to a customer contract and will be funded by proceeds to be contractually received from the customer.
(b)Lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Lease obligations
Less than 1 year	$223	$307
1 to 5 years	547	841
5+ years	502	696
Total	$1,272	$1,844